Goodwill and intangible assets (Details)	3 Months Ended			12 Months Ended
	Dec. 31, 2017 CAD ($)	Sep. 30, 2017 CAD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				$ 70,012,000
Intangible assets, end of year	$ 70,012,000			65,602,000	$ 70,012,000
Cost [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				350,996,000	366,753,000
Effect of movements in exchange rates				9,559,000	(15,757,000)
Intangible assets, end of year	350,996,000			360,555,000	350,996,000
Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				280,984,000	163,443,000
Amortization charge				4,799,000	6,723,000
Impairment charge				0	118,549,000
Effect of movements in exchange rates				9,170,000	(7,731,000)
Intangible assets, end of year	280,984,000			294,953,000	280,984,000
Goodwill [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				0
Intangible assets, end of year	0			0	0
Goodwill [Member] | Nukem [Member]
Reconciliation of carrying amount [Line Items]
Impairment charge		$ 111,399,000	$ 88,377,000
Goodwill [Member] | Cost [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				111,399,000	118,664,000
Effect of movements in exchange rates				0	(7,265,000)
Intangible assets, end of year	111,399,000			111,399,000	111,399,000
Goodwill [Member] | Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				111,399,000	0
Amortization charge				0	0
Impairment charge				0	111,399,000
Effect of movements in exchange rates				0	0
Intangible assets, end of year	111,399,000			111,399,000	111,399,000
Contracts [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				4,873,000
Intangible assets, end of year	4,873,000			3,937,000	4,873,000
Contracts [member] | Cost [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				109,812,000	117,533,000
Effect of movements in exchange rates				9,559,000	(7,721,000)
Intangible assets, end of year	109,812,000			119,371,000	109,812,000
Contracts [member] | Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				104,939,000	110,284,000
Amortization charge				1,325,000	2,002,000
Impairment charge				0	0
Effect of movements in exchange rates				9,170,000	(7,347,000)
Intangible assets, end of year	104,939,000			115,434,000	104,939,000
Intellectual Property [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				65,139,000
Intangible assets, end of year	65,139,000			61,665,000	65,139,000
Intellectual Property [member] | Cost [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				118,819,000	118,819,000
Effect of movements in exchange rates				0	0
Intangible assets, end of year	118,819,000			118,819,000	118,819,000
Intellectual Property [member] | Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				53,680,000	49,589,000
Amortization charge				3,474,000	4,091,000
Impairment charge				0	0
Effect of movements in exchange rates				0	0
Intangible assets, end of year	53,680,000			57,154,000	53,680,000
Patents [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				0
Intangible assets, end of year	0			0	0
Patents [member] | UFP Investments LLC [Member]
Reconciliation of carrying amount [Line Items]
Impairment charge	7,150,000
Patents [member] | Cost [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				10,966,000	11,737,000
Effect of movements in exchange rates				0	(771,000)
Intangible assets, end of year	10,966,000			10,966,000	10,966,000
Patents [member] | Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				10,966,000	3,570,000
Amortization charge				0	630,000
Impairment charge				0	7,150,000
Effect of movements in exchange rates				0	(384,000)
Intangible assets, end of year	$ 10,966,000			$ 10,966,000	$ 10,966,000